Note 16 - Acquisition (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 02, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Payments to Acquire Businesses, Gross			$ 63,210	$ (0)	$ (0)
Business Combination, Bargain Purchase, Gain Recognized, Amount			6,667	$ (0)	$ (0)
TSA Fees			$ 500
Green Giant [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Pre Existing Liability, Net	$ 1,400
Contract with Customer, Liability and Remaining Performance Obligation	4,000
Deferred Costs Incurred	2,600
Green Giant [Member]
Business Combination, Consideration Transferred	61,500	$ 61,468
Payments to Acquire Businesses, Gross	63,200
Business Combination, Consideration Transferred, Contingent Consideration, Assets Receivable		1,700
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 6,700	6,667
Business Combination, Acquiree's Revenue since Acquisition Date, Actual		23,400
Business Combination, Acquiree's Earnings (Loss) since Acquisition Date, Actual		$ 3,300